Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowance for credit losses	$ 621	$ 100
Valuation on foreclosed real estate	836	836
Supplemental executive retirement plan	247	0
Stock-based compensation	86	59
Deferred loan fees and costs, net	185	89
Unrealized loss on securities	10	0
Other	65	111
Total deferred tax assets	2,050	1,195
Deferred tax liabilities:
Bargain purchase gain	6,259	0
Fair value of loans held for sale	343	0
Unrealized gain on securities	0	4
Depreciation and amortization	134	66
Total deferred tax liabilities	6,736	70
Net deferred tax (liabilities)/assets	$ (4,686)	$ 1,125